DEI Document	Apr. 30, 2020	Oct. 31, 2019
Document and Entity Information [Abstract]
Entity Central Index Key		0001669162
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	KINSALE CAPITAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37848
Entity Tax Identification Number	98-0664337
Entity Address, Address Line One	2221 Edward Holland Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	289-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	KNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag		false